Warrants (Details Narrative) (10-K) - USD ($)			6 Months Ended		12 Months Ended
	Jul. 27, 2018	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Dividend yield					$ 0
Stock compensation expense			$ 173,000	$ 140,062	650,271
Number of common stock shares issued	9,600,286
Warrant price per share		$ 0.625		$ 0.625
Number of common stock value issued						$ 60,000
Stock issuance costs					196,006
Stock issuance costs, net offering					$ 1,244,037
Common stock par value			$ 0.001		$ 0.001	$ 0.001
Investment Bankers [Member]
Issuance of shares issued for services					315,010
Common stock par value					$ 0.21
Warrant [Member]
Stock compensation expense					$ 0	$ 0
Cashless exercise of warrants	9,600,000
Warrant price per share		0.625		$ 0.625
Cash payments		$ 0.15
Proceeds from warrants issuances	$ 1,440,043
Warrants to purchase an aggregate number of shares	9,600,000				101,984	392,047
Warrant Exercise [Member]
Number of common stock shares issued						233,217
Cashless exercise of warrants						298,000
Warrant price per share						$ 0.10
Aggregate fair market value of common stock withheld						64,783
Warrant Exercise One [Member]
Number of common stock shares issued						500,000
Cashless exercise of warrants						500,000
Warrant price per share						$ 0.08
Number of common stock value issued						$ 40,000